Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents [Text Block]

7. Cash and cash equivalents

	December 31, 2023	December 31, 2022
	$	$
Cash held in banks	15,827	18,563
Short‐term investments	39,443	37,548
Cash and cash equivalents	55,270	56,111

The Company's short‐term investments are held with highly rated Canadian financial institutions. The weighted average interest rate earned on short-term investments at December 31, 2023 was approximately 5.5%.